Hartford Schroders Tax-Aware Bond Fund Expense Example, No Redemption - Hartford Schroders Tax-Aware Bond Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 162
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	878
Expense Example, No Redemption, 10 Years	$ 1,919